Long term loans (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Long term Loans
A.	Composition of long term loans from banks:

NIS in thousands

Long-term credit from banks	82,202
Current maturities of long-term loans	50,266
132,468

Schedule of Information on Material Loans

B.	Information on material loans

	Original loan	Interest	Loans
	amount	Rate	Period (years)	December 31, 2023	December 31, 2022
	NIS thousands		NIS thousands
Long-term material loans from bank	146,000	Prime rate plus a spread of 1.5% - 2.56%	1.5-5	113,471	107,471

Less current maturities				(44,762)	(26,202)
Total				68,709	81,269